Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal
Current	$ 1,885	$ 1,853	$ 907
Deferred	(83)	45	689
Federal income tax	1,802	1,898	1,596
State
Current	216	334	186
Deferred	14	4	59
State income tax	230	338	245
Applicable income taxes	$ 2,032	$ 2,236	$ 1,841